Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Annual Minimum Compensation For Terms Of Employment Agreements	Annual minimum compensation for the terms of the employment agreements for terms greater than one year, as amended, is as follows at December 31, 2016:
2017	$842,095
2018	208,698
Total	$1,050,793